BOARD OF DIRECTORS - Directors Compensation (Details) - Dr Sijmen de Vries, CEO and Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Director Renumeration [Line Items]
Fixed remuneration	$ 673	$ 636	$ 681
Short-term variable: annual bonus	615	394	357
Share-based payments	1,371	1,221	1,594
Post-employment benefits	115	112	120
Other	35	34	38
Total	$ 2,809	$ 2,396	2,790
Previously Reported
Director Renumeration [Line Items]
Share-based payments			$ 1,300